Share-Based Compensation Plans (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation Plans [Abstract]
Dividend yield
Expected volatility	32.40%	31.70%	24.60%
Risk-free interest rate	2.93%	2.94%	1.83%
Expected life (years)	10 years	10 years	10 years